     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 20, 2010

                                                             FILE NO. 333-119422

                                                                       811-08584

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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                               / /
POST-EFFECTIVE AMENDMENT NO. 15                                           /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 210                                                         /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P. O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P. O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on July 20, 2010 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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------------------------------------------------------------------------------

The Prospectus and Statement of Additional Information (including financial statements) are incorporated in Part A of this Post-Effective Amendment No. 15, by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-119422), as filed on May 3, 2010.

A Supplement to the Prospectus, dated July 20, 2010, is included in Part A of this Post-Effective Amendment No. 15.

                                     PART A

      SUPPLEMENT DATED JULY 20, 2010 TO YOUR PROSPECTUS DATED MAY 3, 2010

FUND NAME CHANGES:

Effective September 1, 2010, the funds listed in the table below will change names from their Current Name to the New Name:

CURRENT NAME                                      NEW NAME
------------------------------------------------------------------------
Putnam VT New Opportunities Fund     Putnam VT Multi-Cap Growth Fund
Putnam VT The George Putnam Fund of  Putnam VT George Putnam Balanced
Boston                               Fund

FUND ADD -- PUTNAM VT MULTI-CAP GROWTH FUND (FORMERLY PUTNAM VT NEW OPPORTUNITIES FUND):

Effective at the close of business on September 23, 2010, the following fund information is added in Appendix A.III, the following information is added alphabetically under the sub-heading for "Putnam Variable Trust" as an additional investment option:

                             INVESTMENT OBJECTIVE         INVESTMENT ADVISER/
FUNDING OPTION                     SUMMARY                    SUB-ADVISER              CORE    ACCESS    EDGE     PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Multi-Cap Growth  Capital growth          Putnam Management                    X        X        X        X        X
Fund(a)                                             Putnam Investments Limited

(a)  Formerly Putnam VT New Opportunities Fund

THE FOLLOWING LANGUAGE IS ADDED AS THE LAST SENTENCE OF THE INTRODUCTION TO THE ACCUMULATION UNIT VALUES TABLE:

There is no information for Putnam VT Multi-Cap Growth Fund (formerly Putnam VT New Opportunities Fund) because as of December 31, 2009, the Sub-Account had not commenced operations.

MERGER -- PUTNAM VT VISTA FUND INTO PUTNAM VT MULTI-CAP GROWTH FUND:

On June 11, 2010, Putnam Investment Management, LLC recommended, and the Board of Directors approved, the merger of Putnam VT Vista Fund ("Merging Fund") into Putnam VT New Opportunities Fund (effective September 1, 2010, the Putnam VT New Opportunities Fund name will change to Putnam VT Multi-Cap Growth Fund) ("Acquiring Fund"). The merger does not require shareholder approval. All assets of the Merging Fund will be transferred into the Acquiring Fund. Shareholders of the Merging Fund will receive shares of Acquiring Fund. The merger is expected to occur following the close of business on September 24, 2010.

Due to the merger, you will no longer be able to allocate new Premium Payments or make transfers to the Merging Fund Sub-Account, including program trades, on or after the close of business on September 23, 2010. As a result of the merger, if any of your Contract Value is currently invested in the Merging Fund Sub-Account, that Contract Value will be merged into the Acquiring Fund Sub-Account. If any portion of your future Premium Payments is allocated to the Merging Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract. Effective as of the close of business on or about September 24, 2010, any transaction that includes an allocation to the Merging Fund Sub-Account will automatically be allocated to the Acquiring Fund Sub-Account. Effective as of the close of business on or about September 24, 2010, unless you direct us otherwise, if you are enrolled in any DCA, DCA Plus, InvestEase(R), Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocation to the Merging Fund Sub-Account, your enrollment will automatically be updated to reflect the Acquiring Fund Sub-Account.

Effective as of the close of business on or about September 24, 2010, all references and information contained in the prospectus for your Contract related to the Merging Fund are deleted and replaced with the Acquiring Fund.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-8034

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Amended and Restated Principal Underwriter Agreement.(2)
       (3)    (b) Form of Dealer Agreement.(3)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(4)
       (5)    Form of Application.(4)
       (6)    (a) Certificates of Incorporation of Hartford.(2)
       (6)    (b) By-Laws of the Hartford.(2)
       (7)    Form of Reinsurance Agreement.(2)
       (8)    (a) Form of Participation Agreement.(5)
              (b) Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.(6)
              (c) Guarantee between Hartford Life Insurance Company and ITT
                  Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.(6)
              (d) Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.(6)
              (e) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(6)
              (f) Capital Maintenance Agreement by and between Hartford Life
                  Insurance Company and Hartford Life, Inc. dated March 12, 2001.(6)
       (9)    Opinion and Consent of Richard J. Wirth, Assistant General
              Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial Statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 033-80738, filed on April 26, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 033-73570, filed on May 1, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101923, filed on April 7, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-119414, filed April 9, 2007.

(6) Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement on Form N-4, File No. 333-148564, filed on May 3, 2010.

ITEM 25  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Lynn R. Banziruk                    Assistant Vice President
Tom Bartell                         Assistant Vice President
Scott Bredikis                      Assistant Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Elizabeth A. Caswell                Assistant Vice President
Karen Chamberlain                   Vice President
Henry Collie                        Assistant Actuary
Kevin M. Connor                     Executive Vice President
Ellen Conway                        Assistant Vice President
James Cubanski                      Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Scott Dumbault                      Assistant Vice President
Joseph G. Eck                       Vice President
Susan L. Fiengo                     Assistant Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Vice President
Daniel R. Guilbert                  Chief Actuary, Chief Risk Officer and Senior Vice President
Christopher J. Hanlon               Senior Vice President
Michael R. Hazel                    Assistant Vice President
Jennifer L. Healy                   Assistant Vice President, Actuary
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Donna R. Jarvis                     Vice President, Actuary
George F. Jennings                  Associate Actuary
Thomas D. Jones                     Vice President
Thomas P. Kalmbach                  Actuary, Vice President
Paula A. Knake                      Assistant Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Courtney Kunzelmann                 Assistant Vice President
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
David N. Levenson                   Executive Vice President
Alice Longworth                     Assistant Vice President
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
Ernest M. McNeill, Jr.              Chief Accounting Officer, Senior Vice President
William P. Meaney                   Senior Vice President
Vernon Meyer                        Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Harry S. Monti, Jr.                 Senior Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Jamie Ohl                           Senior Vice President
Cathleen Shine                      Chief Compliance Officer of Separate Accounts
Robert W. Reiff                     Senior Vice President
Sharon A. Ritchey                   Executive Vice President
Stephen A. Roche                    Vice President
Michael J. Roscoe                   Senior Vice President, Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Peter F. Sannizzaro                 Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Mark M. Socha                       Vice President
Martin A. Swanson                   Vice President
Charles N. Vest                     Actuary, Vice President
John C. Walters                     President, Chief Executive Officer, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President
Jane Wolak                          Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-148564, filed on May 3, 2010.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of May 31, 2010, there were 2,960 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Robert Arena(1)                 Executive Vice President/Business Line Principal and Director
Diana Benken(1)                 Chief Financial Officer and Controller/FINOP
Christopher S. Conner(2)        AML Compliance Officer, Chief Compliance Officer and Privacy Officer
Kevin M. Connor(2)              Director
James Davey(1)                  Chairman of the Board and Director
John N. Giamalis(3)             Treasurer
Kathleen B. Kavanaugh(2)        Vice President/Marketing
Vernon Meyer(1)                 Senior Vice President
Peter J. Michalik               Vice President/Operations
Jamie Ohl(1)                    Chief Executive Officer, President and Director
Mark A. Sides(5)                Chief Legal Officer and Secretary
D. Keith Sloane(1)              Senior Vice President
Martin A. Swanson(1)            Vice President/Marketing
Diane Tatelman(1)               Vice President

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(3)  Address: One Hartford Plaza, Hartford, CT 06115

(4)  Address: 1 Griffin Road North, Windsor, CT 06095

(5)  Address: 500 Bielenberg Dr., Woodbury, MN 55125

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 20th day of July, 2010.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
(Registrant)

By:    John C. Walters*                     *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       John C. Walters,                            Richard J. Wirth
       Chief Executive Officer, President,         Attorney-in-Fact
       Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       Chief Executive Officer, President,
       Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
Ernest M. McNeill, Jr., Chief Accounting Officer,
  Senior Vice President                                            *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
John C. Walters, Chief Executive Officer and                              Richard J. Wirth
  President, Chairman of the Board, Director*
Gregory McGreevey, Executive Vice President,                              Attorney-in-Fact
  Chief Investment Officer, Director*                              Date:  July 20, 2010

333-119422

                                 EXHIBIT INDEX

      (9)  Opinion of Richard J. Wirth, Assistant General Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Power of Attorney.